Financial instruments and Retirement benefit obligations - Financial instruments - Movement of financial instruments (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 27, 2026	Dec. 31, 2025
Fair value of assets
Assets at beginning of period	$ 10,457
Transferred to Level 1		$ 0
Transferred from receivables		0
Assets at end of period	11,013	10,457
Fair value of liabilities
Liabilities at beginning of period	(5,168)
Liabilities at end of period	(5,833)	(5,168)
Level 3 | Acquisition consideration liability
Fair value of liabilities
Liabilities at beginning of period	(107)	(84)
Arising on acquisitions	(165)
Payments	1	6
Remeasurements	(15)	(29)
Liabilities at end of period	(286)	(107)
Level 3 | Investments
Fair value of assets
Assets at beginning of period	30	9
Transferred to Level 1	(20)
Additions	2	2
Transferred from receivables		18
Fair value remeasurement		1
Assets at end of period	$ 12	$ 30